Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of subsidiaries
(a) Subsidiaries

Name of entity	Country of incorporation 19	Notes
Ultimate Parent Entity
Woodside Energy Group Ltd	Australia	(1,2,3)
Subsidiaries
Company name

Woodside Energy Ltd	Australia	(2,3,4)
Woodside Browse Pty Ltd	Australia	(2,4)
Woodside Burrup Pty Ltd	Australia	(2,3,4)
Burrup Facilities Company Pty Ltd	Australia	(5)
Burrup Train 1 Pty Ltd	Australia	(5)
Pluto LNG Pty Ltd	Australia	(5)
Woodside Burrup Train 2 A Pty Ltd	Australia	(2,4)
Woodside Burrup Train 2 B Pty Ltd	Australia	(2,4)
Woodside Energy (LNG Fuels and Power) Pty Ltd	Australia	(2,4)
Woodside Energy (Domestic Gas) Pty Ltd	Australia	(2,4)

Name of entity	Country of incorporation 19	Notes
Woodside Energy (Algeria) Pty Ltd	Australia	(2,4)
Woodside Energy Australia Asia Holdings Pte Ltd	Singapore	(4)
Woodside Energy Holdings International Pty Ltd	Australia	(2,4)
Woodside Energy International (Canada) Limited	Canada	(4)
Woodside Energy (Canada LNG) Limited	Canada	(4)
Woodside Energy (Canada PTP) Limited	Canada	(4)
KM LNG Operating General Partnership	Canada	(9)
KM LNG Operating Ltd	Canada	(4)
Woodside Energy Holdings Pty Ltd	Australia	(2,3,4)
Woodside Energy Holdings (USA) Inc	United States	(4)
Woodside Energy (USA) Inc	United States	(4)
Gryphon Exploration Company	United States	(4)
PT Woodside Energy Indonesia	Indonesia	(6)
Woodside Energy (Cameroon) SARL	Cameroon	(4)
Woodside Energy (Gabon) Pty Ltd	Australia	(2,4)
Woodside Energy (Indonesia) Pty Ltd	Australia	(2,4)
Woodside Energy (Indonesia II) Pty Ltd	Australia	(2,4)
Woodside Energy (Malaysia) Pty Ltd	Australia	(2,4)
Woodside Energy (Ireland) Pty Ltd	Australia	(2,4)
Woodside Energy (Korea) Pte Ltd	Singapore	(4)
Woodside Energy (Korea II) Pte Ltd	Singapore	(4)
Woodside Energy (Myanmar) Pte Ltd	Singapore	(4)
Woodside Energy (Morocco) Pty Ltd	Australia	(2,4)
Woodside Energy (New Zealand) Limited	New Zealand	(4)
Woodside Energy Holdings (New Zealand) Limited	New Zealand	(4)
Woodside Energy (Peru) Pty Ltd	Australia	(2,4)
Woodside Energy (Senegal) Pty Ltd	Australia	(2,4)
Woodside Energy (Tanzania) Limited	Tanzania	(7)
Woodside Energy Holdings II Pty Ltd	Australia	(2,4)
Woodside Power Pty Ltd	Australia	(2,4)
Woodside Power (Generation) Pty Ltd	Australia	(2,4)
Woodside Energy Holdings (South America) Pty Ltd	Australia	(2,4)
Woodside Energia (Brasil) Apoio Administrativo Ltda	Brazil	(8)
Woodside Energy Holdings (UK) Pty Ltd	Australia	(2,4)
Woodside Energy (UK) Limited	United Kingdom	(4)
Woodside Energy Finance (UK) Limited	United Kingdom	(4)
Woodside Energy (Congo) Limited	United Kingdom	(4)
Woodside Energy (Bulgaria) Limited	United Kingdom	(4)
Woodside Energy Holdings (Senegal) Limited	United Kingdom	(4)
Woodside Energy (Senegal) B.V.	Netherlands	(4)
Woodside Energy (France) SAS	France	(4)
Woodside Energy Iberia S.A.	Spain	(4)
Woodside Energy (N.A.) Limited	United Kingdom	(4)
Woodside Energy Services (Qingdao) Co Ltd	China	(4)
Woodside Energy Julimar Pty Ltd	Australia	(2,3,4)
Woodside Energy (Norway) Pty Ltd	Australia	(2,4)
Woodside Energy Technologies Pty Ltd	Australia	(2,4,14)
Woodside Technology Solutions Pty Ltd	Australia	(2,4)
Woodside Energy Scarborough Pty Ltd	Australia	(2,3,4)
Woodside Energy Carbon Holdings Pty Ltd	Australia	(2,4)
Woodside Energy Carbon (Assets) Pty Ltd	Australia	(2,4)
Woodside Energy Carbon (Services) Pty Ltd	Australia	(2,4)
Woodside Energy (Financial Advisory Services) Pty Ltd	Australia	(2,4)
Woodside Energy Trading Singapore Pte Ltd	Singapore	(4)
WelCap Insurance Pte Ltd	Singapore	(4)
Woodside Energy Shipping Singapore Pte Ltd	Singapore	(4)
Metasource Pty Ltd	Australia	(2,4)
Mermaid Sound Port and Marine Services Pty Ltd	Australia	(2,4)
Woodside Finance Limited	Australia	(2,4)
Woodside Petroleum (Timor Sea 19) Pty Ltd	Australia	(2,4)

Name of entity	Country of incorporation 19	Notes
Woodside Petroleum (Timor Sea 20) Pty Ltd	Australia	(2,4)
Woodside Petroleum Holdings Pty Ltd	Australia	(2,4,15)
Woodside Energy Global Holdings Pty Ltd	Australia	(2,3,4)
Woodside Energy Global Pty Ltd	Australia	(2,3,4)
Perdido Mexico Pipeline Holdings, S.A. de C.V.	Mexico	(10)
Perdido Mexico Pipeline, S. de R.L. de C.V.	Mexico	(10)
Woodside Energy Investments Pty Ltd	Australia	(2,4)
Woodside Energia Brasil Investimentos Ltda.	Brazil	(11)
Woodside Energia Brasil Exploração e Produção Ltda.	Brazil	(11)
Woodside Energy (Great Britain) Limited	United Kingdom	(4)
Woodside Energy (North West Shelf) Pty Ltd	Australia	(2,3,4)
Woodside Energy (Trinidad) Holdings Ltd	Saint Lucia	(4)
Woodside Energy (Trinidad-3A) Ltd	R. of Trinidad and Tobago	(4)
Woodside Energy USA Operations Inc	United States	(12)
Hamilton Brothers Petroleum Corporation	United States	(4)
Hamilton Oil Company LLC	United States	(4)
Woodside Energy Boliviana Inc.	United States	(4)
Woodside Energy (North America) LLC	United States	(4)
Woodside Energy (Americas) Inc.	United States	(4)
Woodside Energy (GOM) Inc.	United States	(4)
Woodside Energy Hawaii Inc.	United States	(4,16)
Woodside Energy Resources Inc.	United States	(4)
Woodside Energy Holdings (Resources) Inc.	United States	(4)
Woodside Energy USA Services Inc.	United States	(4)
Woodside Energy Marketing Inc.	United States	(4)
Woodside Energy (Deepwater) Inc.	United States	(4,17)
Woodside Energy (USA New Energy Holdings) LLC	United States	(4,18)
Woodside Energy (H2 Oklahoma) LLC	United States	(4,18)
Woodside Energy (Foreign Exploration Holdings) LLC	United States	(4)
Woodside Energy (Trinidad Block 3) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 5) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 6) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 7) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 14) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 23A) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 23B) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 28) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 29) Limited	United Kingdom	(4)
Woodside Energy (Bimshire) Limited	United Kingdom	(4)
Woodside Energy (South Africa 3B/4B) Limited	United Kingdom	(4)
Woodside Energy (Egypt) Limited	United Kingdom	(4)
Woodside Energy (Carlisle Bay) Limited	United Kingdom	(4)
Woodside Energy (Mexico) Limited	United Kingdom	(4)
Woodside Energía Servicios Administrativos,S. de R.L. de C.V.	Mexico	(13)
Woodside Energía Servicios de México, S. de R.L. de C.V.	Mexico	(13)
Woodside Energy (Mexico Holdings) LLC	United States	(4)
Operaciones Conjuntas, S. de R.L. de C.V.	Mexico	(13)
Woodside Energía Holdings de México, S. de R.L. de C.V.	Mexico	(13)
Woodside Petróleo Operaciones de México, S. de R.L. de C.V.	Mexico	(13)
Woodside Energy (Australia) Pty Ltd	Australia	(2,3,4)
Woodside Energy (International Exploration) Pty Ltd	Australia	(2,4)
Woodside Energy (Bass Strait) Pty Ltd	Australia	(2,3,4)
Woodside Energy (Victoria) Pty Ltd	Australia	(2,4)
Woodside Energy Holdings LLC	United States	(2,4,19)
Woodside Energy (Trinidad-2C) Ltd	Canada	(4)
Woodside Energy (Canada) Corporation	Canada	(4)

1.	Woodside Energy Group Ltd is the ultimate holding company and the head entity within the tax consolidated group.
2.	These companies were members of the Australian tax consolidated group at 31 December 2023.

3.
For the year ended 31 December 2022, Woodside Energy Group Ltd and Woodside Energy Ltd were parties to a Deed of Cross Guarantee. In November 2023, Revocations Deeds were entered into with respect to the previous Deed of Cross Guarantee (with the revocation to take effect in May 2024). In December 2023, a new Deed of Cross Guarantee was entered into between Woodside Energy Group Ltd, Woodside Energy Ltd, Woodside Energy Global Holdings Pty Ltd, Woodside Burrup Pty Ltd, Woodside Energy Julimar Pty Ltd, Woodside Energy Scarborough Pty Ltd, Woodside Energy Holdings Pty Ltd, Woodside Energy Global Pty Ltd, Woodside Energy (Australia) Pty Ltd, Woodside Energy (Bass Strait) Pty Ltd and Woodside Energy (North West Shelf) Pty Ltd.

4.	All subsidiaries are wholly owned except those referred to in Notes 5 to 13.
5.	Kansai Electric Power Australia Pty Ltd and Tokyo Gas Pluto Pty Ltd each hold a 5% interest in the shares of these subsidiaries. These subsidiaries are controlled.
6.	As at 31 December 2023, Woodside Energy Holdings Pty Ltd held a 99% interest in the shares of PT Woodside Energy Indonesia. Woodside Energy Ltd held the remaining 1% interest.
7.	As at 31 December 2023, Woodside Energy Holdings Pty Ltd held >99.99% interest in the shares of Woodside Energy (Tanzania) Limited and Woodside Energy Ltd held the remaining interest.
8.
As at 31 December 2023, Woodside Energy Holdings (South America) Pty Ltd held >99.99% interest in the shares of Woodside Energia (Brasil) Apoio Administrativo Ltda and Woodside Energy Ltd held the remaining interest.

9.
As at 31 December 2023, Woodside Energy International (Canada) Limited and Woodside Energy (Canada LNG) Limited were the general partners of the KM LNG Operating General Partnership holding a 99.99% and 0.01% partnership interest, respectively.

10.
As at 31 December 2023, Woodside Energy Global Holdings Pty Ltd held a 99.99% interest in shares of Perdido Mexico Pipeline Holdings, S.A. de C.V. and Perdido Mexico Pipeline, S. de R.L. de C.V. Woodside Energy Investments Pty Ltd held the remaining 0.01% interest.

11.
As at 31 December 2023, Woodside Energy Investments Pty Ltd held a 99.97% interest in shares of Woodside Energia Brasil Investimentos Ltda. Woodside Energy Global Holdings Pty Ltd held the remaining 0.03% interest. As at 31 December 2023, Woodside Energia Brasil Investimentos Ltda. held >99.99% interest in shares of Woodside Energia Brasil Exploração e Produção Ltda. Woodside Energy Global Holdings Pty Ltd held the remaining interest.

12.
As at 31 December 2023, Woodside Energy Global Holdings Pty Ltd held 90% voting interest and 37.67% interest in shares of Woodside Energy USA Operations Inc. Woodside Energy Holdings LLC held the remaining 10% voting interest and 62.33% interest in shares.

13.
As at 31 December 2023, Woodside Energy (Mexico) Limited held a 99% interest in shares of Woodside Energía Servicios Administrativos, S. de R.L. de C.V., Woodside Energía Servicios de México, S. de R.L. de C.V., Operaciones Conjuntas, S. de R.L. de C.V. and Woodside Petróleo Operaciones de México, S. de R.L. de C.V. and 99.99% interest in shares of Woodside Energía Holdings de México, S. de R.L. de C.V. Woodside Energy (Mexico Holdings) LLC held the remaining
0.01%-1%
interest.

14.	As at 31 December 2023, Woodside Energy Technologies Pty Ltd held 28.5% of the shares in Blue Ocean Seismic Services Limited which is accounted for as an investment in associate.
15.
As at 31 December 2023, Woodside Energy (North West Shelf) Pty Ltd and Woodside Petroleum Holdings Pty Ltd each held 16.67% of the shares in International Gas Transportation Company Limited. This investment has been accounted for as an investment in associate.

16.	As at 31 December 2023, Woodside Energy Hawaii Inc held 14.96% of the shares in Iwilei District Participating Parties LLC which is accounted for as an investment in associate.
17.
As at 31 December 2023, Woodside Energy (Deepwater) Inc held 25% of the shares in Caesar Oil Pipeline Company LLC, 22% of the shares in Cleopatra Gas Gathering Company LLC and 10%
of the shares in Marine Well Containment Company LLC. These are accounted for as investments in associates.

18.	Woodside Energy (USA New Energy Holdings) LLC and Woodside Energy (H2 Oklahoma) LLC were incorporated on 1 August 2023.
19.	All subsidiaries are tax residents in their place of incorporation.

Summary of financial information of subsidiaries with material noncontrolling interest
(b) Subsidiaries with material
non-controlling
interests
The Group has two Australian subsidiaries with material
non-controlling
interests (NCI).

Name of entity	Principal place of business	% held by NCI
Burrup Facilities Company Pty Ltd	Australia	10%
Burrup Train 1 Pty Ltd	Australia	10%

Summary of consolidated income statement and statement of financial position of the members of the closed group
The summarised financial information (including consolidation adjustments but before intercompany eliminations) of subsidiaries with material NCI is as follows:

	2023	2022	2021
	US$m	US$m	US$m

Burrup Facilities Company Pty Ltd

Current assets	513	567	518

Non-current assets	5,020	5,047	5,038

Current liabilities	(58)	(68)	(71)

Non-current liabilities	(568)	(528)	(528)

Net assets	4,907	5,018	4,957

Accumulated balance of NCI	491	502	496

Revenue	839	889	858

Profit	400	489	328

Profit allocated to NCI	40	49	33

Dividends paid to NCI	(51)	(43)	(40)

Operating	570	601	633

Investing	(58)	(45)	(111)

Financing	(512)	(556)	(522)

Net increase/(decrease) in cash and cash equivalents	-	-	-

Burrup Train 1 Pty Ltd

Current assets	453	429	435

Non-current assets	2,806	2,900	2,915

Current liabilities	(121)	(119)	(110)

Non-current liabilities	(341)	(325)	(345)

Net assets	2,797	2,885	2,895

Accumulated balance of NCI	280	289	290

Revenue	1,393	1,471	1,421

Profit	222	282	200

Profit allocated to NCI	22	28	20

Dividends paid to NCI	(31)	(29)	(27)

Operating	321	391	393

Investing	(80)	(55)	(4)

Financing	(241)	(336)	(389)

Net increase/(decrease) in cash and cash equivalents	-	-	-